iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(unaudited)
December 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  — 0.8%
Air Transport Services Group, Inc.
(a)
............ 24,610 $ 540,928
Hub Group, Inc., Class A .................... 13,050 581,508
1,122,436
a
Automobile Components  — 1.2%
Dana, Inc. .............................. 34,984 404,415
LCI Industries ........................... 4,375 452,332
Patrick Industries, Inc. ..................... 10,253 851,819
1,708,566
a
Automobiles  — 0.3%
Winnebago Industries, Inc. .................. 8,644 413,010
a
Banks  — 42.6%
1st Source Corp. ......................... 12,190 711,652
Ameris Bancorp .......................... 13,068 817,665
Associated Banc-Corp. ..................... 29,986 716,665
Atlantic Union Bankshares Corp. .............. 33,682 1,275,874
Axos Financial, Inc.
(a)
...................... 13,296 928,726
Banc of California, Inc. ..................... 41,354 639,333
Bank of NT Butterfield & Son Ltd. (The) .......... 18,951 692,659
Banner Corp. ........................... 11,311 755,235
Berkshire Hills Bancorp, Inc. ................. 23,652 672,426
Brookline Bancorp, Inc. ..................... 52,814 623,205
Byline Bancorp, Inc. ....................... 26,030 754,870
Cadence Bank .......................... 22,167 763,653
Capitol Federal Financial, Inc. ................ 107,332 634,332
Cathay General Bancorp .................... 7,422 353,361
Central Pacific Financial Corp. ................ 28,782 836,117
Coastal Financial Corp.
(a)
................... 11,957 1,015,269
Community Trust Bancorp, Inc. ............... 14,975 794,124
ConnectOne Bancorp, Inc. .................. 28,778 659,304
CVB Financial Corp. ....................... 30,897 661,505
Dime Community Bancshares, Inc. ............. 25,704 790,012
Eagle Bancorp, Inc. ....................... 22,430 583,853
Eastern Bankshares, Inc. ................... 81,734 1,409,912
Enterprise Financial Services Corp. ............ 13,682 771,665
FB Financial Corp. ........................ 18,090 931,816
First Bancorp ........................... 18,035 792,999
First BanCorp ........................... 35,034 651,282
First Busey Corp. ......................... 26,710 629,555
First Commonwealth Financial Corp. ............ 39,405 666,733
First Financial Bancorp ..................... 24,451 657,243
First Financial Corp. ....................... 15,181 701,210
First Interstate BancSystem, Inc., Class A ........ 20,581 668,265
First Merchants Corp. ...................... 18,442 735,651
First Mid Bancshares, Inc. ................... 19,317 711,252
Flushing Financial Corp. .................... 38,992 556,806
Fulton Financial Corp. ...................... 40,461 780,088
German American Bancorp, Inc. ............... 18,939 761,727
Glacier Bancorp, Inc. ...................... 18,002 904,060
Hancock Whitney Corp. .................... 13,870 758,966
Hanmi Financial Corp. ..................... 29,508 696,979
Heartland Financial USA, Inc. ................ 17,433 1,068,730
Heritage Commerce Corp. ................... 60,573 568,175
Heritage Financial Corp. .................... 29,397 720,227
Hilltop Holdings, Inc. ....................... 18,104 518,318
Home BancShares, Inc. .................... 24,503 693,435
Hope Bancorp, Inc. ....................... 56,976 700,235
Horizon Bancorp, Inc. ...................... 48,039 773,908
Independent Bank Corp. .................... 9,756 626,238
Live Oak Bancshares, Inc. ................... 17,722 700,905
National Bank Holdings Corp., Class A .......... 16,966 730,556
Security Shares Value
a
Banks (continued)
NBT Bancorp, Inc. ........................ 15,112 $ 721,749
Nicolet Bankshares, Inc. .................... 7,352 771,298
Northfield Bancorp, Inc. .................... 54,313 631,117
Northwest Bancshares, Inc. .................. 49,566 653,776
OFG Bancorp ........................... 16,039 678,770
Old National Bancorp ...................... 35,286 765,883
Old Second Bancorp, Inc. ................... 37,719 670,644
Origin Bancorp, Inc. ....................... 17,778 591,830
Pacific Premier Bancorp, Inc. ................. 22,009 548,464
Pathward Financial, Inc.
(b)
................... 5,427 399,319
Peapack-Gladstone Financial Corp. ............ 20,012 641,385
Peoples Bancorp, Inc. ..................... 20,228 641,025
Premier Financial Corp. .................... 30,074 768,992
Provident Financial Services, Inc. .............. 62,892 1,186,772
QCR Holdings, Inc.
(b)
...................... 10,574 852,687
Renasant Corp. .......................... 19,042 680,752
S&T Bancorp, Inc. ........................ 17,685 675,921
Sandy Spring Bancorp, Inc. .................. 23,941 807,051
Seacoast Banking Corp. of Florida ............. 21,809 600,402
Simmons First National Corp., Class A .......... 29,697 658,679
Southside Bancshares, Inc. .................. 17,770 564,375
Stellar Bancorp, Inc. ....................... 24,013 680,769
Texas Capital Bancshares, Inc.
(a)
.............. 8,712 681,278
Tompkins Financial Corp. ................... 10,472 710,316
Towne Bank ............................ 22,375 762,093
TriCo Bancshares ........................ 16,020 700,074
TrustCo Bank Corp. ....................... 18,644 621,032
Trustmark Corp. ......................... 22,039 779,519
UMB Financial Corp. ...................... 8,268 933,126
United Bankshares, Inc. .................... 18,355 689,230
Univest Financial Corp. ..................... 29,520 871,135
Valley National Bancorp .................... 59,937 543,029
Veritex Holdings, Inc. ...................... 28,265 767,677
WaFd, Inc. ............................. 19,983 644,252
Washington Trust Bancorp, Inc. ............... 19,444 609,569
Westamerica BanCorp ..................... 11,371 596,523
WSFS Financial Corp. ..................... 13,121 697,119
62,364,408
a
Building Products  — 1.9%
American Woodmark Corp.
(a)
................. 6,790 540,009
Insteel Industries, Inc. ...................... 15,732 424,921
Quanex Building Products Corp. ............... 18,220 441,653
Resideo Technologies, Inc.
(a)
................. 32,472 748,480
UFP Industries, Inc. ....................... 5,002 563,475
2,718,538
a
Chemicals  — 1.2%
AdvanSix, Inc. ........................... 16,473 469,316
Avient Corp. ............................ 14,534 593,859
Core Molding Technologies, Inc.
(a)
.............. 17,978 297,356
LSB Industries, Inc.
(a)(b)
..................... 50,097 380,236
1,740,767
a
Commercial Services & Supplies  — 3.1%
Aris Water Solutions, Inc., Class A ............. 51,408 1,231,222
CoreCivic, Inc.
(a)
......................... 45,605 991,453
Interface, Inc. ........................... 52,299 1,273,481
MillerKnoll, Inc. .......................... 21,006 474,525
Steelcase, Inc., Class A .................... 45,959 543,235
4,513,916
a

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
US Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Consumer Finance  — 1.4%
LendingClub Corp.
(a)
....................... 84,108 $ 1,361,709
PROG Holdings, Inc. ...................... 15,454 653,086
2,014,795
a
Consumer Staples Distribution & Retail  — 1.2%
Andersons, Inc. (The) ...................... 9,945 402,971
SpartanNash Co. ......................... 23,296 426,783
United Natural Foods, Inc.
(a)
.................. 36,284 990,916
1,820,670
a
Containers & Packaging  — 0.3%
Greif, Inc., Class A, NVS .................... 7,687 469,829
a
Diversified Consumer Services  — 0.8%
Graham Holdings Co., Class B ................ 880 767,290
Perdoceo Education Corp. ................... 15,069 398,876
1,166,166
a
Diversified REITs  — 0.4%
Broadstone Net Lease, Inc. .................. 35,895 569,295
a
Electric Utilities  — 0.4%
ALLETE, Inc. ........................... 9,707 629,014
a
Electrical Equipment  — 0.2%
Atkore, Inc. ............................. 3,431 286,317
a
Electronic Equipment, Instruments & Components  — 0.9%
TTM Technologies, Inc.
(a)
.................... 39,834 985,892
Vishay Intertechnology, Inc. .................. 20,765 351,759
1,337,651
a
Energy Equipment & Services  — 1.7%
DMC Global, Inc.
(a)(b)
....................... 21,036 154,615
Helmerich & Payne, Inc. .................... 12,160 389,363
Oil States International, Inc.
(a)
................. 61,434 310,856
Patterson-UTI Energy, Inc. .................. 36,975 305,413
Solaris Energy Infrastructure, Inc. .............. 48,028 1,382,246
2,542,493
a
Entertainment  — 0.5%
Marcus Corp. (The) ....................... 33,100 711,650
a
Financial Services  — 2.8%
Banco Latinoamericano de Comercio Exterior SA ... 24,201 860,830
Enact Holdings, Inc. ....................... 18,847 610,266
Essent Group Ltd. ........................ 10,849 590,619
Merchants Bancorp ....................... 18,509 675,023
NMI Holdings, Inc.
(a)
....................... 18,939 696,198
Radian Group, Inc. ........................ 20,435 648,198
4,081,134
a
Food Products  — 1.2%
Cal-Maine Foods, Inc. ...................... 10,596 1,090,540
Fresh Del Monte Produce, Inc. ................ 19,874 660,016
1,750,556
a
Ground Transportation  — 1.3%
ArcBest Corp. ........................... 5,038 470,146
Covenant Logistics Group, Inc., Class A .......... 11,712 638,421
Heartland Express, Inc. ..................... 34,889 391,455
Werner Enterprises, Inc. .................... 13,185 473,605
1,973,627
a
Security Shares Value
a
Health Care Providers & Services  — 0.6%
Fulgent Genetics, Inc.
(a)
.................... 19,187 $ 354,384
Pediatrix Medical Group, Inc.
(a)
................ 40,391 529,930
884,314
a
Hotel & Resort REITs  — 0.7%
Apple Hospitality REIT, Inc. .................. 33,470 513,765
RLJ Lodging Trust ........................ 52,439 535,402
1,049,167
a
Hotels, Restaurants & Leisure  — 0.2%
Target Hospitality Corp.
(a)
................... 32,316 312,334
a
Household Durables  — 4.3%
Beazer Homes USA, Inc.
(a)
.................. 20,564 564,687
Century Communities, Inc. .................. 7,690 564,138
Ethan Allen Interiors, Inc. ................... 17,178 482,874
KB Home .............................. 11,086 728,572
La-Z-Boy, Inc. ........................... 16,617 724,003
M/I Homes, Inc.
(a)
......................... 6,104 811,527
Meritage Homes Corp. ..................... 4,193 644,967
Taylor Morrison Home Corp.
(a)
................ 12,041 737,030
Tri Pointe Homes, Inc.
(a)
.................... 18,759 680,201
Worthington Enterprises, Inc. ................. 8,316 333,555
6,271,554
a
Insurance  — 3.6%
CNO Financial Group, Inc. ................... 21,620 804,480
Employers Holdings, Inc. .................... 12,003 614,914
Enstar Group Ltd.
(a)
....................... 2,121 683,068
Horace Mann Educators Corp. ................ 16,301 639,488
James River Group Holdings, Ltd. ............. 33,478 163,038
SiriusPoint, Ltd.
(a)
......................... 50,448 826,843
Stewart Information Services Corp. ............. 10,934 737,935
Universal Insurance Holdings, Inc. ............. 36,595 770,691
5,240,457
a
Leisure Products  — 0.8%
JAKKS Pacific, Inc.
(a)
...................... 27,599 776,912
Revelyst, Inc.
(a)
.......................... 15,479 297,661
Solo Brands, Inc., Class A
(a)(b)
................. 101,014 115,156
1,189,729
a
Machinery  — 1.3%
Commercial Vehicle Group, Inc.
(a)
.............. 66,419 164,719
Mueller Industries, Inc. ..................... 13,652 1,083,422
Titan International, Inc.
(a)
.................... 38,172 259,188
Wabash National Corp. ..................... 24,252 415,437
1,922,766
a
Marine Transportation  — 0.5%
Matson, Inc. ............................ 5,783 779,780
a
Media  — 0.8%
Stagwell, Inc., Class A
(a)
.................... 109,394 719,813
Thryv Holdings, Inc.
(a)
...................... 27,314 404,247
1,124,060
a
Metals & Mining  — 2.5%
Alpha Metallurgical Resources, Inc.
(a)
........... 1,974 395,037
Arch Resources, Inc., Class A ................ 3,002 423,942
Constellium SE
(a)
......................... 28,185 289,460
Metallus, Inc.
(a)
.......................... 23,648 334,146
Ramaco Resources, Inc., Class A .............. 46,728 479,429
Ryerson Holding Corp. ..................... 17,620 326,146
SunCoke Energy, Inc. ...................... 50,578 541,185
Warrior Met Coal, Inc. ...................... 10,044 544,787

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Metals & Mining (continued)
Worthington Steel, Inc. ..................... 8,282 $ 263,533
3,597,665
a
Multi-Utilities  — 0.4%
Northwestern Energy Group, Inc. .............. 10,675 570,686
a
Office REITs  — 0.7%
Easterly Government Properties, Inc. ........... 44,923 510,325
JBG SMITH Properties ..................... 35,481 545,343
1,055,668
a
Oil, Gas & Consumable Fuels  — 7.6%
Ardmore Shipping Corp. .................... 39,473 479,597
Berry Corp. ............................. 62,481 258,047
California Resources Corp. .................. 9,141 474,326
CNX Resources Corp.
(a)(b)
................... 22,722 833,216
CONSOL Energy, Inc. ...................... 4,894 522,092
CVR Energy, Inc. ......................... 15,036 281,775
Delek U.S. Holdings, Inc. ................... 18,082 334,517
Dorian LPG, Ltd. ......................... 17,833 434,590
Golar LNG, Ltd. .......................... 21,148 894,983
Hallador Energy Co.
(a)(b)
..................... 35,550 407,047
HighPeak Energy, Inc.
(b)
.................... 30,358 446,263
International Seaways, Inc. .................. 11,419 410,399
Magnolia Oil & Gas Corp., Class A ............. 22,410 523,946
Murphy Oil Corp. ......................... 11,321 342,573
Northern Oil & Gas, Inc. .................... 12,766 474,385
Par Pacific Holdings, Inc.
(a)
.................. 14,282 234,082
Riley Exploration Permian, Inc. ................ 16,151 515,540
Ring Energy, Inc.
(a)
........................ 263,106 357,824
Scorpio Tankers, Inc. ...................... 9,486 471,359
SM Energy Co. .......................... 12,950 501,942
Talos Energy, Inc.
(a)
....................... 31,254 303,476
Teekay Tankers, Ltd., Class A ................ 12,326 490,452
VAALCO Energy, Inc. ...................... 116,759 510,237
World Kinect Corp. ........................ 22,898 629,924
11,132,592
a
Paper & Forest Products  — 0.3%
Clearwater Paper Corp.
(a)
................... 14,150 421,245
a
Passenger Airlines  — 0.8%
SkyWest, Inc.
(a)
.......................... 12,233 1,224,890
a
Personal Care Products  — 0.1%
Medifast, Inc.
(a)
.......................... 6,881 121,243
a
Pharmaceuticals  — 0.5%
Innoviva, Inc.
(a)
.......................... 39,497 685,273
a
Professional Services  — 1.8%
Heidrick & Struggles International, Inc. .......... 20,506 908,621
Kelly Services, Inc., Class A, NVS ............. 28,261 393,958
Korn Ferry ............................. 10,815 729,472
Resources Connection, Inc. .................. 34,368 293,159
TrueBlue, Inc.
(a)
.......................... 34,924 293,362
2,618,572
a
Real Estate Management & Development  — 0.6%
Forestar Group, Inc.
(a)
...................... 19,044 493,620
RMR Group, Inc. (The), Class A ............... 20,892 431,211
924,831
a
Retail REITs  — 0.6%
Acadia Realty Trust ....................... 35,753 863,792
a
Security Shares Value
a
Semiconductors & Semiconductor Equipment  — 0.4%
Alpha & Omega Semiconductor Ltd.
(a)
........... 17,194 $ 636,694
a
Specialty Retail  — 2.2%
American Eagle Outfitters, Inc. ................ 30,888 514,903
Arko Corp. ............................. 71,649 472,167
Asbury Automotive Group, Inc.
(a)
............... 2,232 542,443
Caleres, Inc. ............................ 17,866 413,776
Monro, Inc. ............................. 18,436 457,213
ODP Corp. (The)
(a)
........................ 11,096 252,323
Signet Jewelers Ltd. ....................... 7,151 577,157
3,229,982
a
Technology Hardware, Storage & Peripherals  — 0.2%
Xerox Holdings Corp. ...................... 32,628 275,054
a
Trading Companies & Distributors  — 1.5%
BlueLinx Holdings, Inc.
(a)
.................... 6,252 638,704
Boise Cascade Co. ....................... 4,982 592,161
GMS, Inc.
(a)
............................. 8,021 680,421
Hudson Technologies, Inc.
(a)
................. 38,572 215,232
2,126,518
a
Total Long-Term Investments — 97.2%
(Cost: $140,181,841) ................................ 142,193,704
a
Short-Term Securities
Money Market Funds  —  4.2%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.63%
(c)(d)(e)
...................... 1,728,238 1,729,102
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.44%
(c)(d)
............................ 4,354,209 4,354,209
a
Total Short-Term Securities — 4.2%
(Cost: $6,083,005) .................................. 6,083,311
Total Investments — 101.4%
(Cost: $146,264,846) ................................ 148,277,015
Liabilities in Excess of Other Assets — (1.4)% ............... (2,033,373)
Net Assets — 100.0% ................................. $ 146,243,642
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
US Small Cap Value Factor ETF

Derivative Financial Instruments Outstanding as of Period End
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
  Shares Held
at 12/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 1,814,047  $ —  $ (84,492)
(a)
$ (139) $ (314) $ 1,729,102  1,728,238  $ 13,208
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 364,659  3,989,550
(a)
—  —  —  4,354,209  4,354,209  195,487  —
$ (139) $ (314)
$ 6,083,311
$ 208,695  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ........................................................... 51 03/21/25 $ 574 $ (14,191)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date Net Notional
Accrued
Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long ........
Monthly
Goldman Sachs Bank USA
(b)
08/19/26
$ 1,342,311 $ (94,203)
(c )
$ 1,250,175 0.9%
Monthly
HSBC Bank PLC
(d)
02/09/28
1,398,680 (107,463)
(e )
1,294,953 1.0
Monthly
JPMorgan Chase Bank NA
(f)
02/10/25
1,281,882 (97,261)
( g )
1,186,466 0.9
$ (298,927) $ 3,731,594
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)
Amount includes $(2,067) of net dividends and financing fees.
(e)
Amount includes $(3,736) of net dividends and financing fees.
(g )
Amount includes $(1,845) of net dividends and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(b) (d) (f)
Range: 40 basis points 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate
(OBFR01)
USD - 1D Overnight Bank Funding Rate
(OBFR01)

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2024

Schedule of Investments
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with
Goldman Sachs Bank USA as of period end, termination date August 19,
2026 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Banks
Atlantic Union Bankshares Corp. ........ 975 $ 36,933 3.0%
Berkshire Hills Bancorp, Inc. ........... 1,551 44,095 3.5
Cadence Bank .................... 507 17,466 1.4
Cathay General Bancorp .............. 939 44,706 3.6
First BanCorp ..................... 115 2,138 0.2
First Financial Bancorp ............... 1,725 46,368 3.7
Fulton Financial Corp. ................ 1,266 24,409 1.9
Heritage Financial Corp. .............. 1,586 38,857 3.1
NBT Bancorp, Inc. .................. 244 11,653 0.9
Northwest Bancshares, Inc. ............ 111 1,464 0.1
Pathward Financial, Inc. .............. 1,353 99,554 8.0
Preferred Bank .................... 4,958 428,272 34.3
Southside Bancshares, Inc. ............ 46 1,461 0.1
Veritex Holdings, Inc. ................ 71 1,928 0.2
Westamerica BanCorp ............... 316 16,577 1.3
815,881
Consumer Finance
Green Dot Corporation, Class A ......... 3,779 40,209 3.2
a
Diversified Consumer Services
Perdoceo Education Corp. ............. 14,888 394,085 31.5
a
Total Reference Entity — Long
1,250,175
Net Value of Reference Entity — Goldman Sachs Bank
USA ................................... $ 1,250,175
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC
Bank PLC as of period end, termination date February 9, 2028 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Banks
Ameris Bancorp .................... 33 $ 2,065 0.2%
Atlantic Union Bankshares Corp. ........ 620 23,485 1.8
Axos Financial, Inc. ................. 34 2,375 0.2
Banner Corp. ..................... 31 2,070 0.2
Berkshire Hills Bancorp, Inc. ........... 386 10,974 0.9
Cadence Bank .................... 61 2,101 0.2
Cathay General Bancorp .............. 5,454 259,665 20.1
Central Pacific Financial Corp. .......... 77 2,237 0.2
Eagle Bancorp, Inc. ................. 60 1,562 0.1
First Bancorp ..................... 46 2,023 0.2
First BanCorp ..................... 96 1,785 0.1
First Commonwealth Financial Corp. ...... 106 1,793 0.1
Fulton Financial Corp. ................ 639 12,320 1.0
Hanmi Financial Corp. ............... 79 1,866 0.1
Heritage Financial Corp. .............. 474 11,613 0.9
Hope Bancorp, Inc. ................. 145 1,782 0.1
Shares Value
% of
Basket
Value
Banks (continued)
Independent Bank Corp. .............. 26 $ 1,669 0.1%
Northwest Bancshares, Inc. ............ 480 6,331 0.5
OFG Bancorp ..................... 43 1,820 0.1
Pacific Premier Bancorp, Inc. ........... 59 1,470 0.1
Pathward Financial, Inc. .............. 4,352 320,220 24.8
Preferred Bank .................... 3,284 283,672 21.9
Renasant Corp. .................... 49 1,752 0.1
S&T Bancorp, Inc. .................. 47 1,796 0.1
Seacoast Banking Corp. of Florida ....... 59 1,624 0.1
TrustCo Bank Corp. ................. 48 1,599 0.1
Trustmark Corp. ................... 59 2,087 0.2
United Bankshares , Inc. .............. 47 1,765 0.1
Westamerica BanCorp ............... 179 9,390 0.7
WSFS Financial Corp. ............... 36 1,913 0.2
976,824
Consumer Finance
Green Dot Corporation, Class A ......... 29,583 314,763 24.3
a
Insurance
Employers Holdings, Inc. .............. 32 1,640 0.1
Horace Mann Educators Corp. .......... 44 1,726 0.1
3,366
Total Reference Entity — Long
1,294,953
Net Value of Reference Entity — HSBC Bank PLC .... $ 1,294,953
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with
JPMorgan Chase Bank NA as of period end, termination date February 10,
2025 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Banks
Ameris Bancorp .................... 263 $ 16,456 1.4%
Atlantic Union Bankshares Corp. ........ 806 30,531 2.6
Axos Financial, Inc. ................. 221 15,437 1.3
Banner Corp. ..................... 764 51,012 4.3
Brookline Bancorp, Inc. ............... 3,509 41,406 3.5
Cadence Bank .................... 1,443 49,711 4.2
Cathay General Bancorp .............. 945 44,991 3.8
Central Pacific Financial Corp. .......... 1,900 55,195 4.7
Eagle Bancorp, Inc. ................. 1,434 37,327 3.1
First Bancorp ..................... 151 6,640 0.6
First BanCorp ..................... 2,872 53,391 4.5
First Commonwealth Financial Corp. ...... 2,508 42,435 3.6
Hanmi Financial Corp. ............... 2,025 47,831 4.0
Hope Bancorp, Inc. ................. 852 10,471 0.9
Independent Bank Corp. .............. 670 43,007 3.6
National Bank Holdings Corp., Class A .... 274 11,798 1.0
NBT Bancorp, Inc. .................. 834 39,832 3.4
OFG Bancorp ..................... 1,100 46,552 3.9
Pacific Premier Bancorp, Inc. ........... 1,519 37,854 3.2
Provident Financial Services, Inc. ........ 4,483 84,594 7.1
Renasant Corp. .................... 499 17,839 1.5
S&T Bancorp, Inc. .................. 1,214 46,399 3.9
Seacoast Banking Corp. of Florida ....... 1,500 41,295 3.5
Simmons First National Corp., Class A .... 556 12,332 1.0

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
US Small Cap Value Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Shares Value
% of
Basket
Value
Banks (continued)
Southside Bancshares, Inc. ............ 70 $ 2,223 0.2%
TrustCo Bank Corp. ................. 113 3,764 0.3
Trustmark Corp. ................... 1,513 53,515 4.5
United Bankshares , Inc. .............. 194 7,285 0.6
Veritex Holdings, Inc. ................ 247 6,709 0.6
WSFS Financial Corp. ............... 899 47,764 4.0
1,005,596
Building Products
Insteel Industries, Inc. ................ 74 1,999 0.2
a
Consumer Finance
Green Dot Corporation, Class A ......... 3,455 36,761 3.1
a
Shares Value
% of
Basket
Value
Diversified Consumer Services
Perdoceo Education Corp. ............. 46 $ 1,217 0.1%
a
Energy Equipment & Services
Solaris Energy Infrastructure, Inc. ........ 101 2,907 0.2
a
Insurance
Employers Holdings, Inc. .............. 809 41,445 3.5
Horace Mann Educators Corp. .......... 1,119 43,899 3.7
Stewart Information Services Corp. ....... 780 52,642 4.4
137,986
Total Reference Entity — Long
1,186,466
Net Value of Reference Entity — JPMorgan Chase Bank
NA .................................... $ 1,186,466
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................ $ 142,193,704  $ —  $ —  $ 142,193,704
Short-Term Securities
Money Market Funds ..................................... 6,083,311  —  —  6,083,311
$ 148,277,015  $ —  $ —  $ 148,277,015
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts .......................................... $ (14,191) $ (298,927) $ —  $ (313,118)
a
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust